LEASES	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 7 – LEASES

The Company has various operating leases for office space. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) minus 2.25% (interest rate of short-term bank loans as mentioned in note 8) is the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the explicit interest rate used by the Company was 3.625% as of June 30, 2025 and December 31, 2024.

As of June 30, 2025 and December 31, 2024, the right-of-use assets totaled $260,626 and $258,967, respectively.

As of June 30, 2025 and December 31, 2024, lease liabilities consist of the following:

	As of
	June 30, 2025	December 31, 2024
Lease liabilities – current portion	$61,719	$54,017
Lease liabilities – non-current portion	198,907	204,950
Total	$260,626	$258,967

During the six months ended June 30, 2025 and 2024, the Company incurred total operating lease expenses of $32,081 and $32,931, respectively.

Other lease information is as follows:

	June 30, 2025	December 31, 2024

Weighted-average remaining lease term – operating leases	4 years	4.5 years
Weighted-average discount rate – operating leases	3.625%	3.625%

The following is a schedule of future minimum payments under operating leases as of June 30:

For the year ending June 30,
2025 (six months)	$35,005
2026	70,011
2027	70,011
2028	70,011
2029	35,005
Total lease payments	280,043
Less: imputed interest	(19,417)
Total operating lease liabilities, net of interest	$260,626